CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net revenue	$ 460,804	$ 708,288	$ 919,438	$ 3,529,333
Operating Expenses:
Cost of services (exclusive of depreciation and amortization shown separately below)	203,928	348,166	420,887	1,042,144
Research and development	574,397	574,490	1,206,766	1,022,903
Selling, general, and administrative	1,877,616	2,532,849	3,847,173	5,698,695
Depreciation and amortization	187,272	190,703	406,454	344,631
Total Operating Expenses	2,843,213	3,646,208	5,881,280	8,108,373
Operating Loss	(2,382,409)	(2,937,920)	(4,961,842)	(4,579,040)
Non-Operating Income (Expense):
Interest expense, net	(9,793)	(2,354)	(19,994)	(6,312)
Change in fair value of warrant liability	6,955	36,472	5,615	77,060
Impairment of digital assets		(23,885)		(23,885)
Other income	217,605	5,673	261,547	12,614
Other expense	(2,726)	(272)	(3,144)	(94,785)
Total Other Expense (Income), Net	212,041	15,634	244,024	(35,308)
Net Loss before Taxes	(2,170,368)	(2,922,286)	(4,717,818)	(4,614,348)
Net loss including non-controlling interest	(2,170,368)	(2,922,286)	(4,717,818)	(4,614,348)
Net loss attributable to T Stamp Inc.	$ (2,170,368)	$ (2,922,286)	$ (4,717,818)	$ (4,614,348)
Basic net loss per share attributable to T Stamp Inc. (in dollars per share)	$ (0.32)	$ (0.63)	$ (0.80)	$ (1.00)
Diluted net loss per share attributable to T Stamp Inc. (in dollars per share)	$ (0.32)	$ (0.63)	$ (0.80)	$ (1.00)
Weighted-average shares used to compute basic net loss per share (in shares)	6,757,320	4,653,317	5,897,089	4,601,788
Weighted-average shares used to compute diluted net loss per share (in shares)	6,757,320	4,653,317	5,897,089	4,601,788